Financial Instruments and Fair Value Measurements - Additional Information (Details) $ in Millions	Jun. 30, 2024 USD ($)
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimates of net derivative gains related to cash flow hedges included in Accumulated other comprehensive loss	$ 14
Interest Rate Contract | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional value of derivative	$ 484